Trade and Other Receivables (Details 1) - ILS (₪) ₪ in Millions	Dec. 31, 2018		Dec. 31, 2017
Trade and other receivables [abstract]
2019	₪ 329
2020	90
2021 and thereafter	51
Total	₪ 470	[1]	₪ 493

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.